1a. ACQUISITIONS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
1a. Acquisitions

NOTE 2 – ACQUISITIONS

Lamfis, Inc.

On March 9, 2011, the Company acquired 100% of the outstanding stock of Lamfis which does business as Hinson Office Supply for $262,000. The stock purchase agreement calls for a $100,000 cash down payment with the balance of $162,000 payable in equal monthly installments of $4,640, fully amortized over thirty-six months with interest accruing at a rate of 2% per annum.  Promissory Notes were issued to the former shareholders of Lamfis. The agreement calls for the last installment payment to be waived should the Company make all payments in a timely fashion.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and Lamfis is the acquired company.  Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary, Lamfis.

The net purchase price, including acquisition costs paid by the Company, was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets	$3,064
Property and equipment	17,671
Intangible asset	241,265

Net purchase price	$262,000

Unaudited pro forma results of operations data as if the Company and Lamfis had occurred as of January 1, 2010 are as follows:

	The Company and Lamfis For the year ended December 31, 2011	The Company and Lamfis For the year ended December 31, 2010
Pro forma revenues	$6,505,163	$4,399,276
Pro forma loss from operations	(418,835)	(201,709)
Pro forma net loss	(425,757)	(201,440)
Pro forma loss per share	$(0.00)	$(0.00)
Pro forma diluted loss per share	$(0.00)	$(0.00)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at January 1, 2010 and is not intended to be a projection of future results.

Superwarehouse Enterprises, Inc. and Superwarehouse GOV, LLC.

Following the formation of the Company’s wholly owned subsidiary, Superwarehouse, in October 2011, the Company acquired the business and assets of SWH, Inc. and SWH GOV (collectively “SWH”) under an Article 9 foreclosure sale initiated by their major creditor pursuant to a bill of sale agreement. The purchase price was for $750,000.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and SWH is the acquired company.  Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets acquired directly on the financial statements of the Company's subsidiary, Superwarehouse. The net purchase price, including acquisition costs paid by the Company, was allocated to assets acquired on the records of the Company as follows:

Intangible asset	$750,000

Net purchase price	$750,000

Unaudited pro forma results of operations data as if the Company and SWH had occurred as of January 1, 2010 are as follows:

	The Company and SWH For the year ended December 31, 2011	The Company and SWH For the year ended December 31, 2010
Pro forma revenues	$17,277,676	$24,145,875
Pro forma loss from operations	(625,108)	(289,231)
Pro forma net loss	(305,376)	(281,108)
Pro forma loss per share	$(0.00)	$(0.00)
Pro forma diluted loss per share	$(0.00)	$(0.00)